Other (Losses)/Gains—net - Schedule of Other (Losses)/Gains-Net (Parenthetical) (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2023
Other Income (Losses) Net [Abstract]
Other loss	$ 1.1
Losses partially recovered from cyber insurance		$ 0.2